Net income/(expense) from financial instruments measured at fair value through profit and loss - HSBC Holdings – Net income/(expense) arising from financial instruments measured at fair value through profit or loss (Details) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis	[1]	$ 16,661	$ 10,278	$ 7,744
HSBC Holdings
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		1,063	2,129	110
Changes in fair value of designated debt and related derivatives	[2]	(1,468)	2,144	349
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		3,692	(2,409)	(420)
Year ended 31 Dec		3,287	1,864	39
HSBC Holdings | Other changes in fair value
Disclosure of financial liabilities [line items]
Changes in fair value of designated debt and related derivatives		(1,894)	3,673	974
HSBC Holdings | Derivatives managed in conjunction with HSBC’s issued debt securities
Disclosure of financial liabilities [line items]
Changes in fair value of designated debt and related derivatives		426	(1,529)	(625)
Net trading activities
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		20,391	2,372	6,668
Net trading activities | HSBC Holdings
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		(546)	2,094	87
Other instruments managed on a fair value basis
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		(3,730)	7,906	1,076
Other instruments managed on a fair value basis | HSBC Holdings
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		$ 1,609	$ 35	$ 23

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[2]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.